SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets
Interest on lease liabilities	$ 29	$ 36	$ 97
Operating lease expense	845	812	866
Short-term lease expense	120	444	44
Total lease expense	$ 965	$ 1,256	$ 910